Income Taxes - Schedule of Difference Between Income Tax Expense and Amount Computed by Applying Statutory Federal Income Tax Rate to Income Before Taxes (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Pretax income at statutory rate	$ 3,085	$ 2,147	$ 1,064
State income tax expense, net	224	251	125
Cash surrender value income	(83)	(80)	(66)
Tax exempt interest	(65)	(56)	(68)
Minority interest	(174)
Merger related expenses	111
Change in valuation allowance	(12)
Other	73	48	16
Income tax expense	$ 3,159	$ 2,310	$ 1,071